CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount	€ 3,707,535	€ 3,454,227
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(42,544)	42,023
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,818,516	2,515,057
U.S. Dollar | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		32,069
Derivative financial liabilities	(43,002)
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional Amount	157,264	145,216
Pound Sterling | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,987)	(678)
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional Amount	270,514	392,343
Japanese Yen | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5,119	14,086
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional Amount	116,872	106,911
Swiss Franc | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(273)	(3,660)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional Amount	188,968	141,493
Chinese Yuan | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		915
Derivative financial liabilities	(2,880)
Other
Disclosure of detailed information about financial instruments [line items]
Notional Amount	155,401	153,207
Other | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	€ 1,479
Derivative financial liabilities		€ (709)